Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Annual Report	true
Document Registration Statement	false
Entity Registrant Name	MAVERIX METALS INC.
Entity Central Index Key	0001773250
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38934
Entity Primary SIC Number	1040
Entity Incorporation, State or Country Code	Z4
Entity Address, City or Town	Vancouver
Entity Address, Address Line One	Suite 575
Entity Address, Address Line Two	510 Burrard Street
Entity Address, Postal Zip Code	V6C 3A8
Entity Address, Country	CA
City Area Code	604
Local Phone Number	449-9290
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	MMX
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	146,720,355
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, BC, Canada
Business Contact
Entity Addresses [Line Items]
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E 42nd Street
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102